UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8620

The Milestone Funds

___________________________________________________

(Exact name of registrant as specified in charter)

115 East Putnam Avenue

Greenwich, CT 06830

___________________________________________________

(Address of principal executive offices) (Zip code)

Pamela Moffat

Milestone Capital Management, LLC

115 East Putnam Avenue

Greenwich, CT 06830

___________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-941-6453

Date of fiscal year end: November 30, 2010

Date of reporting period: November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Milestone Funds Treasury Obligations Portfolio

The Milestone Funds

___________________________________

ANNUAL REPORT

NOVEMBER 30, 2010

___________________________________

ADVISER

Milestone Capital Management, LLC

The Milestone Funds

The Milestone Funds Privacy Policy

Protecting the Privacy of Information

The Milestone Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Milestone Funds do not share information with other companies for purposes of marketing solicitations for products other than the Milestone Funds. Therefore, The Milestone Funds do not provide opt-out options to their shareholders.

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

The Milestone Funds

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The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Letter to Our Shareholders

NOVEMBER 30, 2010

Dear Investors:

This year, 2010, marked the lowest short-term interest rates in history. Milestone Capital Management continued to focus on its conservative investment philosophy and management discipline. We are pleased to report that The Milestone Funds Treasury Obligations Portfolio successfully provided a return of your capital during our sixteenth year of operation. We want to offer our sincere appreciation to investors who placed their trust and confidence in Milestone throughout these challenging times.

Safety, liquidity, competitive performance and exceptional client service remain the core of our business and investment philosophy. Throughout 2010, our fundamental principles remained the primary focus of the Investment Adviser, the Board of Trustees, and the Funds’ key service providers.

We are proud to provide this Annual Report for 2010, which highlights our results. We welcome your feedback as we remain committed to our mission and values.

We look forward to continuing to work in partnership with you all to address your liquidity objectives and cash management priorities. Thank you again for investing in The Milestone Funds and feel free to contact us directly to tell us how we can be of service to you.

Sincerely,

Leigh Carleton	Marc Pfeffer
CEO Milestone Capital Management	CIO Milestone Capital Management

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Summary

NOVEMBER 30, 2010

PORTFOLIO BREAKDOWN

All data is as of November 30, 2010. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses

NOVEMBER 30, 2010

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended November 30, 2010.

Actual Expenses

The first line of each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Funds. To do so, compare this 5% hypothetical example with the hypothetical example that appears in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Milestone Treasury Obligations Portfolio –
Investor Shares
Actual	$1,000.00	$1,000.05	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.20%	$1.03
Milestone Treasury Obligations Portfolio –
Institutional Shares
Actual	$1,000.00	$1,000.08	0.20%	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	0.20%	$1.00
Milestone Treasury Obligations Portfolio –
Financial Shares
Actual	$1,000.00	$1,000.32	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses (Continued)

NOVEMBER 30, 2010

	Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Milestone Treasury Obligations Portfolio –
Premium Shares
Actual	$1,000.00	$1,000.05	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.20%	$1.03
*

Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2010, and divided by the 365 days in the Portfolio’s current fiscal year (to reflect the six-month period).

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments

NOVEMBER 30, 2010

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)

U.S. Government Obligations — 24.2%
U.S. Treasury Bills* — 15.3%
	$100,000	0.21%	1/6/11	$99,979
	15,000	0.20%	1/27/11	14,995
	30,000	0.19%	2/10/11	29,989
	15,000	0.19%	3/17/11	14,992
	20,000	0.19%	3/31/11	19,987
	20,000	0.24%	9/22/11	19,961

				199,903

U.S. Treasury Notes — 8.9%
	35,000	4.75%	3/31/11	35,522
	50,000	1.00%	7/31/11	50,258
	30,000	1.00%	8/31/11	30,173

				115,953

Total U.S. Government Obligations (Cost $315,856)				315,856

Repurchase Agreements — 75.8%
Barclays Capital Management, Inc., dated 11/30/10, repurchase price $233,501 (Collateralized by: U.S. Treasury Note: $227,474, 4.875%, 7/31/11; aggregate market value plus accrued interest $238,170)
	233,500	0.23%	12/1/10	233,500

BNP Paribas Securities Corp., dated 11/30/10, repurchase price $350,002 (Collateralized by: U.S. Treasury Bill: $135,972, 2/10/11; U.S. Treasury Notes: $206,223, 3.125%-5.000%, 8/15/11-8/31/13; aggregate market value plus accrued interest $357,000)

	350,000	0.23%	12/1/10	350,000

Credit Suisse Securities (USA) LLC, dated 9/8/10, repurchase price $50,037 (Collateralized by: U.S. Treasury Notes: $50,320, 1.000%-1.750%, 7/31/11-11/15/11; aggregate market value plus accrued interest $51,003)

	50,000	0.21%	1/13/11	50,000

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments (Continued)

NOVEMBER 30, 2010

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)

Repurchase Agreements — 75.8% (Continued)
Deutsche Bank Securities, Inc., dated 10/18/10, repurchase price $50,026 (Collateralized by: U.S. Treasury Bill: $51,005, 12/23/10; aggregate market value plus accrued interest $51,000)
	50,000	0.21%	1/14/11	$50,000
Deutsche Bank Securities, Inc., dated 10/18/10, repurchase price $50,035 (Collateralized by: U.S. Treasury Bills: $51,006, 12/23/10-1/6/11; aggregate market value plus accrued interest $51,000)
	50,000	0.21%	2/14/11	50,000
Deutsche Bank Securities, Inc., dated 11/30/10, repurchase price $50,000 (Collateralized by: U.S. Treasury Note: $48,514, 2.750%, 11/30/16; aggregate market value plus accrued interest $51,000)
	50,000	0.24%	12/1/10	50,000

Societe Generale, dated 11/30/10, repurchase price $205,001 (Collateralized by: U.S. Treasury Bill: $39,731, 5/19/11; U.S. Treasury Notes: $98,565, 1.750%-2.375%, 4/15/11-1/15/16; U.S. Strips: $85,000, 5/15/21; aggregate market value plus accrued interest $209,100)

	205,000	0.23%	12/1/10	205,000

Total Repurchase Agreements (Cost $988,500)				988,500

Total Investments (Cost $1,304,356) — 100.0%				1,304,356
Other assets less liabilities — 0.0%**				190

Net Assets — 100.0%				$1,304,546

*	Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.
**	Represents less than 0.05%.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statement of Assets and Liabilities

NOVEMBER 30, 2010

ASSETS:
Investments, at value and cost (note 1)	$315,856,329
Repurchase agreements, at value and cost (note 1)	988,500,000
Cash	7,278
Interest receivable	582,073
Prepaid expenses	29,230

Total assets	1,304,974,910

LIABILITIES:
Advisory fee payable	104,472
Dividends payable	24,486
Shareholder service fee payable	16,868
Administration fee payable	7,039
Accrued expenses	275,739

Total liabilities	428,604

NET ASSETS	$1,304,546,306

NET ASSETS BY CLASS OF SHARES:
Investor Shares	$52,813,925
Institutional Shares	365,139,456
Financial Shares	520,606,188
Premium Shares	365,986,737

NET ASSETS	$1,304,546,306

SHARES OUTSTANDING:
Investor Shares	52,784,932

Institutional Shares	365,026,701

Financial Shares	520,671,075

Premium Shares	366,046,507

NET ASSET VALUE PER SHARE:
Investor Shares	$1.00

Institutional Shares	$1.00

Financial Shares	$1.00

Premium Shares	$1.00

COMPOSITION OF NET ASSETS:
Shares of beneficial interest	$1,304,523,907
Accumulated net realized gain	22,399

NET ASSETS	$1,304,546,306

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statement of Operations

FOR THE YEAR ENDED NOVEMBER 30, 2010

INVESTMENT INCOME:
Interest	$2,889,049

EXPENSES (note 2):
Advisory fees	1,456,861
Administration fees	583,711
Shareholder service fees:
Investor Shares	156,739
Institutional Shares	421,826
Financial Shares	297,961
Premium Shares	940,468
Distribution fees:
Premium Shares	940,468
Legal fees	136,600
Custodian fees and expenses	98,460
Publication expenses and rating service fees	94,642
Transfer agent fees and expenses	83,306
Cash management fees	64,720
Accounting service fees	56,606
Registration and filing fees	36,819
Audit fees	34,675
Insurance expense	34,287
Compliance fees	31,025
Report to shareholders	24,780
Trustees’ fees	24,520
Other expenses	5,209

Total expenses before reimbursement	5,523,683
Reimbursement/Waiver	(2,971,223)

Net Expenses	2,552,460

NET INVESTMENT INCOME	336,589
NET REALIZED GAIN ON INVESTMENTS	18,392

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$354,981

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statements of Changes in Net Assets

	For the year ended November 30, 2010	For the year ended November 30, 2009

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$336,589	$2,696,161
Net realized gain on investments	18,392	25,934

Net increase in net assets resulting from operations	354,981	2,722,095

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income — Investor Shares	(1,255)	(26,622)
Net investment income — Institutional Shares	(29,673)	(1,140,434)
Net investment income — Financial Shares	(291,848)	(1,520,169)
Net investment income — Premium Shares	(13,813)	(8,181)
Net investment income — Administrative Shares	—	(755)
Net realized gain on investments — Investor Shares	(3,582)	(3,711)
Net realized gain on investments — Institutional Shares	(20,229)	(22,160)
Net realized gain on investments — Financial Shares	(25,196)	(24,673)
Net realized gain on investments — Premium Shares	(16,787)	(14,456)

Total distributions to shareholders	(402,383)	(2,761,161)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
Sale of shares — Investor Shares	121,649,198	252,139,825
Sale of shares — Institutional Shares	4,197,559,745	4,980,605,705
Sale of shares — Financial Shares	6,600,678,026	8,614,466,627
Sale of shares — Premium Shares	461,782,313	569,125,159
Sale of shares — Administrative Shares	—	37,430,982
Reinvested dividends — Investor Shares	1,269	8,434
Reinvested dividends — Institutional Shares	6,826	181,411
Reinvested dividends — Financial Shares	61,193	578,619
Cost of shares repurchased — Investor Shares	(162,502,428)	(323,413,078)
Cost of shares repurchased — Institutional Shares	(4,490,317,698)	(4,929,035,174)
Cost of shares repurchased — Financial Shares	(6,684,155,365)	(8,773,998,279)
Cost of shares repurchased — Premium Shares	(484,285,322)	(276,331,073)
Cost of shares repurchased — Administrative Shares	—	(88,288,807)

Net increase (decrease) in net assets from shares of beneficial interest	(439,522,243)	63,470,351

Total increase (decrease)	(439,569,645)	63,431,285
NET ASSETS:
Beginning of year	1,744,115,951	1,680,684,666

End of year	$1,304,546,306	$1,744,115,951

*	Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements

NOVEMBER 30, 2010

NOTE 1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the “Trust”) was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the “Portfolio”) which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue four classes of shares: Investor Shares, Institutional Shares, Financial Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997 and Premium Shares on May 20, 1997. The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Valuation of Securities — Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

Fair Value Measurement — Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access,
•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

NOVEMBER 30, 2010

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of November 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

U.S. Government Obligations	$—	$315,856,329	$—
Repurchase Agreements	—	988,500,000	—

Total	$—	$1,304,356,329	$—

There were no significant transfers of securities between Levels 1 and 2 during the year ended November 30, 2010.

Repurchase Agreements — The Portfolio may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions — Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2010 is substantially the same as shown on the accompanying portfolio of investments.

Multiple Class Allocations — Each share of the Portfolio’s four classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio’s class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Income Taxes — It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

Accounting for Uncertainty in Income Taxes requires management of the Portfolio to analyze all open tax years (2007-2010) as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended November 30, 2010, the portfolio did not have a liability for any unrecognized tax benefits. The Portfolio has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

NOVEMBER 30, 2010

Interest Income and Dividends to Shareholders — Interest income is accrued as earned. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividends to shareholders from each class of the Portfolio’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

Accounting Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the “Adviser”) serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio. The Adviser waived Advisory fees amounting to $115,493 for the year ended November 30, 2010.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at an annual rate of the average daily net assets as follows:

Share Class	Shareholder Servicing Fees

Investor Shares	0.25%
Institutional Shares	0.10%
Financial Shares	0.05%
Premium Shares	0.25%

The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

NOVEMBER 30, 2010

For the current fiscal year, the Adviser has agreed to waive any portion of its Shareholder Service fees and waive or reimburse any other expenses in order to limit the total operating expenses for each share class to as follows:

Share Class	Operating Expenses per Share

Investor Shares	0.45%
Institutional Shares	0.20%
Financial Shares	0.15%
Premium Shares	0.65%

For the year ended November 30, 2010, the Adviser waived fees and reimbursed expenses as follows:

Share Class	Adviser fee waivers and/or reimbursements

Investor Shares	$(248,782)
Institutional Shares	(688,841)
Financial Shares	(321,385)
Premium Shares	(1,712,215)

As a result of expenses waived and reimbursed for the year ended November 30, 2010 the expense ratios for each share class were as follows:

Share Class	Expense Ratio

Investor Shares	0.19%
Institutional Shares	0.19%
Financial Shares	0.15%
Premium Shares	0.19%

For the year ended November 30, 2010, the Adviser received Shareholder Service fees equal to annual rates as follows:

Share Class	Shareholder Service Fee

Investor Shares	0.00%
Institutional Shares	0.00%
Financial Shares	0.00%	*
Premium Shares	0.05%

(* amount is less than 0.005%)

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

NOVEMBER 30, 2010

The Trust has adopted a Distribution Plan for the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares at annual rates of up to 0.35% of the average daily net assets of the Premium Shares. For the year ended November 30, 2010, pursuant to this plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.25% of the average daily net assets of the Premium Shares. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2010, there were no unreimbursed expenses.

For the year ended November 30, 2010, distribution fees paid of the average daily net assets were as follows:

Share Class	Distribution Fees

Premium Shares	0.00%

The Adviser also serves as administrator (the “Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets.

During the year ended November 30, 2010, the Portfolio paid administration fees attributable to each class as follows:

Share Class	Administration Fees

Investor Shares	$92,156
Institutional Shares	396,797
Financial Shares	67,891
Premium Shares	26,867

The Administration fees reimbursed for the year ended November 30, 2010, as follows:

Share Class	Administration Fees

Investor Shares	$(85,946)
Institutional Shares	(232,935)

In addition, the Administrator has a sub-administration agreement with The Bank of New York Mellon (the “Sub-Administrator”). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned from the Administrator $100,000 during the year ended November 30, 2010.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

NOVEMBER 30, 2010

ALPS Fund Services, Inc. is the Trust’s transfer agent, and ALPS Distributors, Inc. is the dividend disbursing agent, and also the Trust’s Distributor of the Portfolio’s shares, pursuant to a Distribution Agreement with the Trust. The Distributor is an affiliate of the Trust’s transfer agent. The Distributor is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Distribution Agreement.

NOTE 3. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended November 30, 2010 and November 30, 2009 were attributed to ordinary income.

As of November 30, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings

Treasury Obligations Portfolio	$22,399	—	$22,399

NOTE 4. ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

NOTE 5. SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events through the issuance of their financial statements. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights

	Investor Shares

	For the year ended November 30, 2010		For the year ended November 30, 2009		For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006

Per share operating performance for a share outstanding throughout the year
Beginning net asset value per share	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.000	(a)	0.000	(a)	0.017	0.046	0.044
Dividends from net investment income	(0.000	)(a)	(0.000	)(a)	(0.017)	(0.046)	(0.044)

Ending net asset value per share	$1.00		$1.00		$1.00	$1.00	$1.00

Total return (b)	0.01%		0.02%		1.74%	4.71%	4.51%
Ratios/supplemental data
Ratios to average net assets:
Expenses (c)	0.19%		0.35%		0.45%	0.45%	0.45%
Net investment income	0.00	%(d)	0.02%		1.92%	4.62%	4.43%
Net assets at the end of the year (000’s omitted)	$52,814		$93,669		$164,936	$304,798	$474,039
(a)	Less than 0.001.
(b)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(c)	Net of advisory fees, administration fees, shareholder servicing fees waived and expenses reimbursed of 0.40%, 0.18%, 0.02%, 0.03%, and 0.03% for each of the respective periods presented.
(d)	Less than 0.005%.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Institutional Shares

	For the year ended November 30, 2010	For the year ended November 30, 2009	For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006

Per share operating performance for a share outstanding throughout the year
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.000 (a)	0.002	0.020	0.049	0.047
Dividends from net investment income	0.000 (a)	(0.002)	(0.020)	(0.049)	(0.047)

Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)	0.01%	0.16%	1.99%	4.98%	4.77%
Ratios/supplemental data
Ratios to average net assets:
Expenses (c)	0.19%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.01%	0.17%	2.15%	4.85%	4.67%
Net assets at the end of the year (000’s omitted)	$365,139	$657,906	$606,165	$1,381,619	$907,971
(a)	Less than 0.001.
(b)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(c)	Net of advisory fees, administration fees, shareholder servicing fees waived and expenses reimbursed of 0.16%, 0.13%, 0.10%, 0.09% and 0.08%, for each of the respective periods presented.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Financial Shares

	For the year ended November 30, 2010	For the year ended November 30, 2009	For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006

Per share operating performance for a share outstanding throughout the year
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.001	0.002	0.020	0.049	0.047
Dividends from net investment income	(0.001)	(0.002)	(0.020)	(0.049)	(0.047)

Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	0.05%	0.21%	2.04%	5.03%	4.82%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.05%	0.22%	2.01%	4.91%	4.67%
Net assets at the end of the year (000’s omitted)	$520,606	$604,040	$763,007	$538,914	$669,859
(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.05%, 0.05%, 0.04%, 0.03% and 0.03% for each of the respective periods presented.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Premium Shares

	For the year ended November 30, 2010		For the year ended November 30, 2009		For the year ended November 30, 2008		For the year ended November 30, 2007		For the year ended November 30, 2006

Per share operating performance for a share outstanding throughout the year
Beginning net asset value per share	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.000	(a)	0.000	(a)	0.015		0.044		0.042
Dividends from net investment income	(0.000	)(a)	(0.000	)(a)	(0.015)		(0.044)		(0.042)

Ending net asset value per share	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (b)	0.01%		0.01%		1.55%		4.52%		4.32%
Ratios/supplemental data
Ratios to average net assets:
Expenses	0.19	%(c)	0.29	%(c)	0.64	%(d)	0.64	%(d)	0.63	%(c)
Net investment income	0.00	%(e)	0.00	%(e)	1.53%		4.44%		4.25%
Net assets at the end of the year (000’s omitted)	$365,987		$388,501		$95,718		$96,511		$169,326
(a)	Less than 0.001.
(b)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(c)	Net of advisory, shareholder servicing fees and distribution fees waived of 0.46%, 0.36% and 0.01%, for each of the respective periods presented.
(d)	Distribution fee waived represents less than 0.001% for each of the respective periods presented.
(e)	Less than 0.005%.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

Treasury Obligations Portfolio of The Milestone Funds

We have audited the accompanying statement of assets and liabilities of the Treasury Obligations Portfolio (the “Fund”), a series of The Milestone Funds, including the portfolio of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Portfolio as of November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 24, 2011

The Milestone Funds

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their year of birth, positions and principal occupations during the past five years are set forth below. The business address for the Trustees and Officers is c/o Milestone Capital Management, LLC, 115 East Putnam Avenue, Greenwich, CT 06830. There is no limit on the length of the term that each trustee serves. The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

NAME, YEAR OF BIRTH, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS

TRUSTEES
NON INTERESTED PERSONS
John D. Gilliam Born: 1931 Trustee since October 1994 Chairman since April 2004

Retired. Former Chief Investment Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey, from 1995 to 2003. From 1991 to 1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset Management, for the City of New York. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987.

Laura A. Garner Born: 1960 Trustee since June 2006

Principal, RS Investments (asset management), since 2009. Partner, Grail Partners, LLC, 2007-2009. Business Development Director, Concept Capital (alternative investments), 2003-2007. Global Marketing Director, Merrill Lynch Debt Markets, 2001-2002. Chief Marketing Officer, Internet Partnership Group (venture capital), 2000-2001. US Marketing Director, Goldman Sachs Investment Management, 1999-2000. Global Marketing Director, Citigroup Alternative Investments, 1996-1999. Chase Manhattan Bank, 1989-1995.

Nicholas J. Kovich Born: 1956 Trustee since June 2006

President and Chief Executive Officer, Kovich Capital Management (private asset management), since 2001. Managing Director, Morgan Stanley Investment Management, 1996 to 2001. Member of the Board of Trustees of the Conestoga Funds managed by Conestoga Capital Advisors since 2002. Equity Research Analyst, Miller, Anderson & Sherrerd from 1988 to 1996. Senior Investment Research Analyst, Waddel & Reed Asset Management Company, from 1982 to 1988. Received the Chartered Financial Analyst (CFA) and Chartered Investment Counselor (CIC) in September 1985 and December 1992.

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME, YEAR OF BIRTH, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS

TRUSTEES (Continued)
Allen Lee Sessoms Born: 1946 Trustee since June 1997

President, University of the District of Columbia. Former President of Delaware State University, 2003 to 2008. Former Lecturer and Fellow, John F. Kennedy School of Government at Harvard University, 2000 to 2003. Former President of Queens College, The City University of New York, 1995 to 2000. Former Executive Vice President, University of Massachusetts System from 1993 to 1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and counselor for Scientific and Technological Affairs, U.S. Embassy, Parks, France. From 1974 to 1981 Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973 to 1975 Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research. He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972 to 1973.

INTERESTED PERSONS
Leigh L. Carleton (1)(2) Born: 1950 Chief Executive Officer, and Chief Legal Officer Officer since 2007 Trustee since September 2008

President and Chief Executive Officer of the Adviser since March 2007. Residential real estate development manager (1985 to 2007); marketing and marketing management, Large Systems Division, IBM (1972 to 1985).

Leigh Carleton is an interested person of the Trust as that term is defined in the 1940 Act.
OFFICERS
Leigh L. Carleton (1)(2) Born: 1950 Chief Executive Officer, and Chief Legal Officer Officer since 2007 Trustee since September 2008

President and Chief Executive Officer of the Adviser since March 2007. Residential real estate development manager (1985 to 2007); marketing and marketing management, Large Systems Division, IBM (1972 to 1985).

(1)	Leigh L. Carleton and Marc H. Pfeffer are registered representatives of ALPS Distributors, Inc.
(2)	Leigh L. Carleton resigned from the Trust on December 8, 2010. Thereafter, Pamela Moffat assumed the role of President and Chief Executive Officer of the Trust.

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME, YEAR OF BIRTH, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS

OFFICERS (Continued)
Marc H. Pfeffer (1) Born: 1964 Chief Financial Officer since 2005

Chief Investment Officer of the Adviser since 2004. Associate Director, Bear Stearns & Co., Inc. (2001 to 2004); Co-Chief Investment Officer, Milestone Capital Management, LP (1994 to 2001); portfolio manager for six institutional money market portfolios, Goldman Sachs Asset Management (1986 to 1994).

Lisa Hanratty Born: 1964 Secretary since 2007	Secretary of the Adviser since March of 2007. Assistant to the Head of the Airlie Group, since 1990. From 1982 to 1989, Sales Assistant at Goldman Sachs in the High Yield Department.
Michael J. Wagner Born: 1950 Chief Compliance Officer since 2007

President of Northern Lights Compliance Services, LLC since 2006; Senior Vice President of Fund Compliance Services, LLC from 2004 to 2006; Vice President of GemCom, LLC since 2004; President of Gemini Fund Services, LLC from 2003 to 2006; Chief Operations Officer of Gemini Fund Services, LLC from 2003 to 2006; Senior Vice President, Fund Accounting, of Orbitex Fund Services from 2001 to 2002; Director, Constellation Trust Company from 2005 to 2008.

(1)	Leigh L. Carleton and Marc H. Pfeffer are registered representatives of ALPS Distributors, Inc.

The Milestone Funds

Adviser

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830

Administrator

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660

Transfer Agent

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660

Sub-Administrator / Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel

Kramer, Levin, Naftalis & Frankel
1177 Avenue of the Americas
New York, NY 10036

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus

A description of the Funds proxy voting policies and procedures is available without charge and upon request by calling the Milestone Funds at (800) 941-MILE or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling The Milestone Funds at (800) 941-MILE or accessing the Funds’ Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

The Milestone Funds

115 East Putnam Avenue, Greenwich, CT 06830

800-941-MILE

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not Applicable
(c)

During the last fiscal year, there were no amendments to registrant’s code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(d)

During the period, registrant granted no waivers from the provisions of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(e)	Not Applicable
(f)	Not Applicable

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: John D. Gilliam, and Allen Lee Sessoms. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2010: $33,000

2009: $33,000

(b)

Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are principally related to the registrant’s tax return reviews and are not reported under paragraph (a) of this item are as follows:

2010: $2,700

2009: $2,700

(c)	Tax Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2010: $0

2009: $0

(d)

All Other Fees: the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2010: $0

2009: $0

(e)	Audit Committee Pre-Approval Policies and Procedures.
(i)	Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.
(ii)	100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.
(f)	No response required.
(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period from December 1, 2009 to November 30, 2010 were $0.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)	Code of Ethics.
(b)	Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Milestone Funds

By:	/s/ Pamela Moffat

Pamela Moffat, Chief Executive Officer

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant: The Milestone Funds

By:	/s/ Pamela Moffat

Pamela Moffat, Chief Executive Officer

Date: January 25, 2011

By:	/s/ Marc H. Pfeffer

Marc H. Pfeffer, Chief Financial Officer

Date: January 25, 2011